Subsequent Events (Narrative) (Details) - USD ($) $ in Thousands	Jan. 28, 2021	Dec. 31, 2020	Dec. 29, 2020	Nov. 30, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Deposits		$ 1,113,070			$ 746,323
Subordinated debt		$ 14,844			$ 14,806
Branch Purchase And Assumption Agreement [Member]
Subsequent Event [Line Items]
Deposits			$ 100,000
Subordinated debt			$ 15,000	$ 3,100
Percent of deposit premium to the average daily deposits			1.75%
Single Family Residential Mortgage And Home Equity Line [Member] | Branch Purchase And Assumption Agreement [Member]
Subsequent Event [Line Items]
Subordinated debt			$ 13,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Number of shares authorized to be repurchased	250,000
Stock Repurchase Program, Expiration date	Feb. 27, 2022